U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin  53202

August 23, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Needham Funds, Inc. (the “Company”)
Securities Act Registration No.: 033-98310 Investment Company Registration No.: 811-09114

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 28 to the Company’s Registration Statement under the 1933 Act, and Amendment No. 30 to the Company’s Registration Statement under the 1940 Act, each filed on Form N-1A (collectively, the “Amendment”).

The purpose of this filing is to notify shareholders of the change in the market capitalization of portfolio companies in which the Small Cap Growth Fund (the “Fund”) invests.  The Amendment also contains other non-material changes regarding the other two series of the Company – The Growth Fund and The Aggressive Growth Fund.

It is proposed that the Amendment will become effective on October 22, 2013, pursuant to Rule 485(a)(1) of the 1933 Act.  At or before October 22, 2013, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Company will file Summary Prospectuses under Rule 497(k).

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures